Sales - Transaction price assigned to unfulfilled performance obligations (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	€ 11,242
Not later than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	6,975
Later than one year and not later than two years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	2,761
Later than two years and not later than three years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	852
Later than three years and not later than four years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	344
Later than four years and not later than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	144
Later than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	€ 168